Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Supplement [Text Block]	cfst2_SupplementTextBlock
Supplement dated May 1, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund	10/1/2013
Effective immediately, the "Average Annual Total Returns" table within the section of the Fund's Summary entitled "Performance Information" is deleted in its entirety and replaced with the following:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	08/01/1988
returns before taxes		6.56%	1.83%	7.31%
returns after taxes on distributions		5.83%	0.81%	6.29%
returns after taxes on distributions and sale of Fund shares		5.00%	1.05%	5.86%
Class B returns before taxes	03/20/1995	7.32%	1.92%	7.14%
Class C returns before taxes	06/26/2000	11.29%	2.26%	7.14%
Class I returns before taxes	03/04/2004	13.65%	3.47%	8.35%
Class K returns before taxes	03/20/1995	13.33%	3.24%	8.17%
Class R returns before taxes	08/01/2008	12.84%	2.76%	7.66%
Class R4 returns before taxes	11/08/2012	13.13%	3.05%	7.95%
Class R5 returns before taxes	08/01/2008	13.60%	3.41%	8.14%
Class W returns before taxes	12/01/2006	13.19%	3.01%	7.93%
Class Y returns before taxes	11/08/2012	13.15%	3.05%	7.95%
Class Z returns before taxes	09/27/2010	13.34%	3.15%	8.01%
MSCI USA High Dividend Yield Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		9.48%	3.47%	7.03%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		17.51%	0.59%	7.38%

Columbia Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst2_SupplementTextBlock
Supplement dated May 1, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund	10/1/2013
Effective immediately, the "Average Annual Total Returns" table within the section of the Fund's Summary entitled "Performance Information" is deleted in its entirety and replaced with the following:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	08/01/1988
returns before taxes		6.56%	1.83%	7.31%
returns after taxes on distributions		5.83%	0.81%	6.29%
returns after taxes on distributions and sale of Fund shares		5.00%	1.05%	5.86%
Class B returns before taxes	03/20/1995	7.32%	1.92%	7.14%
Class C returns before taxes	06/26/2000	11.29%	2.26%	7.14%
Class I returns before taxes	03/04/2004	13.65%	3.47%	8.35%
Class K returns before taxes	03/20/1995	13.33%	3.24%	8.17%
Class R returns before taxes	08/01/2008	12.84%	2.76%	7.66%
Class R4 returns before taxes	11/08/2012	13.13%	3.05%	7.95%
Class R5 returns before taxes	08/01/2008	13.60%	3.41%	8.14%
Class W returns before taxes	12/01/2006	13.19%	3.01%	7.93%
Class Y returns before taxes	11/08/2012	13.15%	3.05%	7.95%
Class Z returns before taxes	09/27/2010	13.34%	3.15%	8.01%
MSCI USA High Dividend Yield Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		9.48%	3.47%	7.03%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		17.51%	0.59%	7.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Columbia Dividend Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.56%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1988
Columbia Dividend Opportunity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.32%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.14%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 1995
Columbia Dividend Opportunity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.29%
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	7.14%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2000
Columbia Dividend Opportunity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.65%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	8.35%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia Dividend Opportunity Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.33%
5 Years	rr_AverageAnnualReturnYear05	3.24%
10 Years	rr_AverageAnnualReturnYear10	8.17%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 1995
Columbia Dividend Opportunity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.84%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	7.66%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
Columbia Dividend Opportunity Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.13%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Dividend Opportunity Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Years	rr_AverageAnnualReturnYear05	3.41%
10 Years	rr_AverageAnnualReturnYear10	8.14%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
Columbia Dividend Opportunity Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia Dividend Opportunity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.15%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Dividend Opportunity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	8.01%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Dividend Opportunity Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	0.81%
10 Years	rr_AverageAnnualReturnYear10	6.29%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1988
Columbia Dividend Opportunity Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.00%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1988
Columbia Dividend Opportunity Fund | MSCI USA High Dividend Yield Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.48%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	7.03%
Columbia Dividend Opportunity Fund | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%